Business Combination Agreement with Chicago Bridge & Iron Company N.V. ("CB&I") - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 18, 2017 USD ($) shares	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Business combination, ownership percentage	53.00%
Other operating (income) expenses [Member] | Chicago Bridge & Iron Company N.V. [Member]
Business Acquisition [Line Items]
Business combinaton, transaction related cost		$ 9
Term Loan B Facility [Member]
Business Acquisition [Line Items]
Senior secured long-term borrowing	$ 1,750
Term Loan C Facility [Member]
Business Acquisition [Line Items]
Senior secured long-term borrowing	500
Letter of Credit Facility [Member]
Business Acquisition [Line Items]
Senior secured long-term borrowing	1,200
Bridge Facility [Member]
Business Acquisition [Line Items]
Senior unsecured long-term borrowing	1,500
Revolving Facility [Member]
Business Acquisition [Line Items]
Senior secured long-term borrowing	$ 1,000
Chicago Bridge & Iron Company N.V. [Member]
Business Acquisition [Line Items]
Business combination, ownership percentage	47.00%
Business combination, number of McDermott's shares entitled for each share of CB&I owned | shares	2.47221
Chicago Bridge & Iron Company N.V. [Member] | Effect of Reverse Stock Split [Member]
Business Acquisition [Line Items]
Business combination, number of McDermott's shares entitled for each share of CB&I owned | shares	0.82407
Reverse stock split	three-to-one
Reverse stock split, conversion ratio	3